GE Asset Management	1600 Summer Street
Stamford, CT 06905-7900 United States T 203 708 2300

VIA EDGARLINK

January 23, 2013

United States Securities and Exchange Commission

Division of Investment Management

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	GE Investments Funds, Inc.
File Nos. 002-91369; 811-04041

Ladies and Gentlemen:

On behalf of the GE Investments Funds, Inc. (the “Company”), we hereby certify pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, that the form of the Prospectus being used in connection with the offering of shares of beneficial interests with respect to a single series of the Company, namely the GE Investments Total Return Fund (the “Fund”) and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the form of Prospectus contained in Post-Effective Amendment No. 53 to the Fund’s registration statement filed with the Securities and Exchange Commission on December 28, 2012 via EDGARLINK.

If you have any questions or comments regarding the foregoing, please call the undersigned at (203) 708-2849.

Sincerely,

/S/ LAURA K. KEALEY
Laura K. Kealey Vice President and Associate General Counsel